PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2 0 1 3	2 0 1 2

Machinery and equipment	1,709	1,705
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,777	1,773
Less - accumulated depreciation and amortization	1,746	1,730
	31	43